Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 24,681	$ 15,362
Operating expense
Cost of services (exclusive of depreciation and amortization shown separately below)	8,222	4,361
General and administrative	17,074	8,180
Sales and marketing	9,535	4,162
Technology and development	13,703	8,433
Depreciation and amortization	3,167	3,018
Total operating expense	51,701	28,154
Loss from operations	(27,020)	(12,792)
Other expense, net
Interest income	10	4
Interest expense	(4,505)	(1,639)
Change in fair value of conversion option liability	440	133
Total other expense, net	(4,055)	(1,502)
Loss before income taxes	(31,075)	(14,294)
Income tax provision	226	0
Net loss	(31,301)	(14,294)
Less: Net loss attributable to non-controlling interests	(2,643)	(1,966)
Net loss attributable to Textura Corporation	(28,658)	(12,328)
Accretion of redeemable securities	222	0
Net loss available to Textura Corporation common stockholders	(39,925)	(13,344)
Net loss per share available to Textura Corporation common stockholders, basic and diluted	$ (3.87)	$ (1.56)
Weighted-average number of common shares outstanding, basic and diluted	10,315	8,544
Redeemable Preferred Stock, Series A-1 [Member]
Other expense, net
Accretion of redeemable securities	3,549	656
Series A-2 Preferred Stock [Member]
Other expense, net
Dividends on Series A-2 preferred stock	335	360
Beneficial conversion of Series A-2 preferred stock	$ 7,161	$ 0